International Portfolio Average Annual Total Returns - Portfolio [Member]	12 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	7.25%	8.41%
International Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	19.97%	0.62%		10.48%